Income Tax (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax [Line items]
Combined tax rate	34.00%
Deferred tax liabilities	R$ 37,584	R$ 40,639
Book and Tax Differences [Member]
Income Tax [Line items]
Deferred tax liabilities	R$ 37,600	R$ 40,600